GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited)

Shares	COMMON STOCKS - 87.4%		Value
	Banks-Diversified - 3.9%
70,000	Bank of America Corp.		$3,094,000
8,000	JPMorgan Chase & Co.		1,134,400
			4,228,400

	Capital Markerts - 8.0%
242,512	Jefferies Financial Group, Inc.		8,618,876

	Diversified Holding Companies - 15.0%
50,200	Berkshire Hathaway Inc. - Class B [1]		16,136,790

	General Building Materials - 6.9%
99,400	Builders FirstSource, Inc. [1]		7,397,348

	Home Builder - 3.7%
51,946	Lennar Corporation - Class B		3,921,923

	Industrial Conglomerate - 1.8%
25,000	EXOR NV		1,900,522

	Interactive Media & Services - 15.4%
5,310	Alphabet Inc. - Class C [1]		14,325,424
10,300	Meta Platforms, Inc. -Class A [1]		2,173,609
			16,499,033

	Internet & Direct Marketing Retail - 1.2%
12,000	Alibaba Group Holding Ltd. [1]		1,262,280

	Investment Management - 4.4%
36,555	Brookfield Asset Management, Inc. - Class A		1,997,365
252	Brookfield Asset Management Reinsurance Partners Ltd. [1]		13,936
45,000	KKR & Co, Inc.		2,705,400
			4,716,701

	Machinery, Equipment, and Supplies Merchant Wholesalers - 1.4%
47,805	Global Industrial Co.		1,519,243

	Metals & Mining - 3.4%
161,650	Barrick Gold Corp.		3,648,440

	Mortgage Banking - 2.1%
185,011	Guild Holdings Co. - Class A [1]		2,214,582

	Oil & Gas Equipment & Services - 1.7%
96,600	TerraVest Industries, Inc.		1,812,346

	Oil & Gas Exploration & Production - 3.4%
61,361	Devon Energy Corp.		3,654,048

	Oil & Gas Infrastructure - 2.2%
75,667	Hess Midstream LP - Class A		2,418,317

	Property/Casualty Insurance - 7.2%
6,050	Alleghany Corp.[1]		4,004,616
35,000	The Progressive Corp.		3,707,550
			7,712,166

	Real Estate - 3.5%
124,000	STORE Capital Corp. - REIT		3,809,280

	Special Realty - 2.2%
42,000	Academy Sports & Outdoors, Inc. [1]		1,359,540
2,500	RH [1]		1,004,675
			2,364,215

	TOTAL COMMON STOCKS
	(Cost $45,869,305)		93,834,510

	PREFERRED STOCKS - 0.6%
	Government Agency - 0.6%
31,037	Federal National Mortgage Association, Series N, 5.500% [1,2]		112,040
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2]		31,194
69,980	Federal National Mortgage Association, Series R, 7.625% [1,2]		150,457
171,881	Federal National Mortgage Association, Series T, 8.250% [1,2]		386,732
			680,423

	TOTAL PREFERRED STOCKS
	(Cost $833,486)		680,423

Principal Amount	U.S. GOVERNMENT SECURITIES - 9.3%
	United States Treasury Bills - 9.3%
$5,000,000	0.041% due 3/10/2022 [3]		4,999,956
5,000,000	0.522% due 7/7/2022 [3]		4,991,019
			9,990,975

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $9,990,687)		9,990,975

	MISCELLANOUS SECURITIES - 0.4% [4,5]	Notional Value
	TOTAL MISCELLANOUS SECURITIES
	(Cost $284,528)	$3,729,660	432,335

	Total Investments
	(Cost $56,978,006) - 97.7%		104,938,244
	Cash and Other Assets in Excess of Liabilities - 2.3%		2,445,704
	TOTAL NET ASSETS - 100.0%		$107,383,948

REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Perpetual maturity.
[3]	Rate represents the annualized effective yield to maturity from the purchase price.
[4]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.
[5]	Notional value related to derivatives only.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The GoodHaven Fund (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$93,834,510	$–	$–	$93,834,510
Preferred Stocks	649,229	31,194	–	680,423
U.S. Government Securities	–	9,990,975	–	9,990,975
Miscellaneous Securities	–	432,335	–	432,335
Total Investments	$94,483,739	$10,454,504	$–	$104,938,243